Equity based compensation	12 Months Ended
Dec. 31, 2025
Equity based compensation
Equity based compensation

17. Equity based compensation

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP Awards (‘000s)	2025	2024
Opening balance	3,926	4,478
Granted	3,061	1,917
Vested	(975)	(2,061)
Forfeited	(1,115)	(408)
Closing balance	4,897	3,926

For the year ended December 31, 2025, the awards had a weighted average grant date fair value of $11.30 (2024 - $16.62). Equity based compensation expense for the awards is calculated based on the number of awards outstanding multiplied by the estimated performance factor that will be realized upon vesting (2025 - 1.0; 2024 - 1.0) adjusted by an estimated annual forfeiture rate (2025 – 8.0%; 2024 – 7.2%). Equity based compensation expense of $24.0 million was recorded during the year ended December 31, 2025 (2024 - $27.5 million) relating to the awards.

As at December 31, 2025, there were 616,226 DSUs outstanding with a weighted average grant date fair value of $13.87. In 2025, there were 108,335 DSUs granted with a weighted average grant date fair value of $11.03. Equity based compensation expense of $1.2 million was recorded during the year ended December 31, 2025 (2024 - $1.4 million) relating to the DSUs.